Segment Information (Tables)	12 Months Ended
Dec. 31, 2018
Segment Reporting [Abstract]
Schedule of Revenues, Cost of Revenues and Gross Profits by Segment

The Group’s CODM evaluates performance based on each reporting segment’s revenue, costs of revenues and gross profit. Revenues, cost of revenues and gross profits by segment are presented below. Separate financial information of operating income by segment is not available.

	For the year ended December 31, 2016
	Xiaomi Wearable Products	Self-branded products and others	Total
	RMB	RMB	RMB
Revenues	1,434,136	122,340	1,556,476
Cost of revenues	1,182,646	97,678	1,280,324
Gross Profit	251,490	24,662	276,152

	For the year ended December 31, 2017
	Xiaomi Wearable Products	Self-branded products and others	Total
	RMB	RMB	RMB
Revenues	1,614,512	434,384	2,048,896
Cost of revenues	1,232,792	321,402	1,554,194
Gross Profit	381,720	112,982	494,702

	For the year ended December 31, 2018
	Xiaomi Wearable Products	Self-branded products and others	Total
	RMB	RMB	RMB
Revenues	2,439,534	1,205,801	3,645,335
Cost of revenues	1,883,509	822,376	2,705,885
Gross Profit	556,025	383,425	939,450